Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 23,664
Ending balance	22,998	$ 23,664
Carrying amount	22,998	23,664
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,987	51,547
Effect of movements in foreign exchange	669	3,669
Acquisitions	985	2,744
Disposals through sale and derecognition	(638)	(2,644)
Disposals through the sale of subsidiaries		(27)
Transfer (to)/from other asset categories and other movements	57	1,698
Ending balance	58,060	56,987
Carrying amount	58,060	56,987
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(35,619)	(30,252)
Effect of movements in foreign exchange	(282)	(2,082)
Depreciation	(1,660)	(3,329)
Disposals through sale and derecognition	619	2,572
Disposals through the sale of subsidiaries		18
Impairment losses	(108)	(456)
Transfer (to)/from other asset categories and other movements	(143)	(2,090)
Ending balance	(37,193)	(35,619)
Carrying amount	(37,193)	(35,619)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,486
Ending balance	7,518	7,486
Carrying amount	7,518	7,486
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,229
Effect of movements in foreign exchange	182
Acquisitions	18
Disposals through sale and derecognition	(3)
Transfer (to)/from other asset categories and other movements	41
Ending balance	13,467	13,229
Carrying amount	13,467	13,229
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,743)
Effect of movements in foreign exchange	(52)
Depreciation	(196)
Disposals through sale and derecognition	2
Transfer (to)/from other asset categories and other movements	40
Ending balance	(5,949)	(5,743)
Carrying amount	(5,949)	(5,743)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,871
Ending balance	12,661	12,871
Carrying amount	12,661	12,871
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,747
Effect of movements in foreign exchange	463
Acquisitions	367
Disposals through sale and derecognition	(634)
Transfer (to)/from other asset categories and other movements	962
Ending balance	43,906	42,747
Carrying amount	43,906	42,747
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,876)
Effect of movements in foreign exchange	(230)
Depreciation	(1,464)
Disposals through sale and derecognition	617
Impairment losses	(108)
Transfer (to)/from other asset categories and other movements	(183)
Ending balance	(31,244)	(29,876)
Carrying amount	(31,244)	(29,876)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,011
Ending balance	688	1,011
Carrying amount	688	1,011
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,011
Effect of movements in foreign exchange	23
Acquisitions	600
Disposals through sale and derecognition	(1)
Transfer (to)/from other asset categories and other movements	(946)
Ending balance	688	1,011
Carrying amount	688	1,011
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,368
Ending balance	20,867	21,368
Carrying amount	$ 20,867	$ 21,368